Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes.
Tonnage taxes for the period	$ 438	$ 366	$ 432
Potential income tax in absence of exemption	$ 52	$ 258	$ 10